Schedule of changes in contract liability balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Contract liability, beginning of year	$ 2,158	$ 2,553
Recognition of contract liability included in the beginning balance	(2,002)	(2,052)
Recognition of contract liability in the current year	(1,961)	(2,954)
Amounts invoiced and contract liability	4,290	4,621
Foreign exchange	103	(10)
Contract liability, end of year	$ 2,588	$ 2,158